Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Schedule of Aggregation of Revenue

	Nine Months Ended September 30,
	2021	2020
Wal-Mart Stores Inc.	13.0%	14.2%
Walgreen Co.	12.2%	15.0%

Useful Life
Redbox kiosks and components	3 – 5 years
Computers and software	2 – 3 years
Leasehold improvements (shorter of life of asset or remaining lease term)	3 – 6 years
Office furniture and equipment	5 – 7 years
Vehicles	3 – 4 years